PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2024 and December 31, 2023, property, equipment and software consist of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Office buildings	$3,847,210	$4,300,780
Electronic equipment, furniture and fixtures	4,079,302	3,281,359
Media display equipment	908,337	1,081,589
Purchased software	7,207,537	7,185,219
Total	16,042,386	15,848,947
Less: accumulated depreciation	(9,911,623)	(9,171,463)
Property, equipment and software, net	$6,130,763	$6,677,484